RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Related Party Transaction [Line Items]
Accounts Payable, Current	$ 14,972,980	$ 15,155,264
Remote Intelligence [Member]
Related Party Transaction [Line Items]
Loans payable	226,247	226,247
Wildlife Specialists [Member]
Related Party Transaction [Line Items]
Loans payable		135,500
Optilan India [Member]
Related Party Transaction [Line Items]
Accounts Payable, Current	$ 2,715	$ 3,875